Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions

13. Related Party Transactions

Transactions with the Company’s director

Akira Nojima, the Company’s independent director, is the sole owner of Kabushiki Kaisha No Track.

As of June 30, 2021 and December 31, 2020, the outstanding accrued expenses to Kabushiki Kaisha No Track are ¥55 thousand and ¥110 thousand (included in accrued expenses). For the six months ended June 30, 2021 and 2020, the Company paid consulting fees of ¥300 thousand and ¥300 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha No Track, respectively.

Tomoya Ogawa, the Company’s independent director and the shareholder of the Company (holds 0.58% and 0.59% of common stock as of June 30, 2021 and December 31, 2020, respectively), is the sole owner of Kabushiki Kaisha LTW.

As of December 31, 2020, the outstanding accrued expenses to Kabushiki Kaisha LTW are ¥110 thousand (included in accrued expenses). For the six months ended June 30, 2021 and 2020, the Company paid consulting fees of ¥1,200 thousand and ¥600 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha LTW, respectively.

Transactions with the Company’s corporate auditor

As permitted under the Companies Act, we have elected to structure our corporate governance system as a company with a separate board of corporate auditors instead of an audit committee of our board of directors. Corporate auditors are typically nominated at the board level and are elected at general meetings of shareholders by a majority of shareholders entitled to vote, where a quorum is established by shareholders holding one-third or more of the voting rights of those who are entitled to vote are present at the shareholders’ meeting.

Osamu Sato, the Company’s corporate auditor and the shareholder of the Company (holds 0.36% and 0.36% of common stock as of June 30, 2021 and December 31, 2020 respectively), is a part-time employee of Ebis 20 Co., Ltd., a Japanese company.

As of December 31, 2020, the outstanding accrued expenses to Ebis 20 Co., Ltd. are ¥110 thousand (included in accrued expenses). For the six months ended June 30, 2021 and 2020, the Company paid consulting fees of ¥600 thousand and ¥600 thousand (included in selling, general and administrative expenses) to Ebis 20 Co., Ltd. respectively.

19.  Related Party Transactions

Transactions with the Company's representative director

As of December 31, 2019, the outstanding balance due from Kouji Eguchi, the representative director and the shareholder of the Company (holds 48.04% of common stock and all Class A common stock), was ¥8,266 thousand. The interest received on the short-term loans, in the amount of ¥189 thousand, is included under interest income in the consolidated statements of income. The balance was repaid in full in 2020.

Transactions with the Company's director

Akira Nojima, the Company's independent director, is the sole owner of Kabushiki Kaisha No Track.

As of December 31, 2020 and 2019, the outstanding accrued expenses to Kabushiki Kaisha No Track are ¥110 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥600 thousand and ¥600 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha No Track, in each year respectively.

Tomoya Ogawa, the Company's independent director and the shareholder of the Company (holds 0.59% and 0.71% of common stock as of December 31, 2020 and 2019 respectively), is the sole owner of Kabushiki Kaisha LTW.

As of December 31, 2020 and 2019, the outstanding accrued expenses to Kabushiki Kaisha LTW are ¥110 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥1,200 thousand and ¥1,200 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha LTW, in each year respectively.

Transactions with the Company's corporate auditor (See Note 20)

Osamu Sato, the Company's corporate auditor and the shareholder of the Company (holds 0.36% and 0.44% of common stock as of December 31, 2020 and 2019 respectively), is a part-time employee of Ebis 20 Co., Ltd.

As of December 31, 2020 and 2019, the outstanding accrued expenses to Aoyama Consulting Group Co., Ltd are ¥110 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥1,200 thousand and ¥1,200 thousand (included in selling, general and administrative expenses) to Aoyama Consulting Group Co., Ltd in each year, respectively.